May 29, 2007

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

450 Fifth Street, N. W.

Washington, D.C. 20549

Re:	United Investors Annuity Variable Account (File No. 33-12000)

Rule 497(j) Certification

Commissioners:

On behalf of United Investors Annuity Variable Account (the “Account”) and in lieu of filing with the Commission the form of prospectus and statement of additional information dated May 1, 2007 that was used in connection with the offering by United Investors Life Insurance Company (the “Company”) of certain deferred variable annuity insurance policies funded through the Account, the Company hereby certifies that:

(1)	The form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) would not have differed from that contained in Post-Effective Amendment No. 24 to the Account’s registration statement under the 1933 Act (“PEA 24”) on Form N–4, as filed with the Commission on April 27, 2007; and

(2)	The text of PEA 24 has been filed with the Commission electronically.

Please call Cathy C. Pilcher at (205) 325-4307 if you have questions or comments regarding this filing.

UNITED INVESTORS LIFE INSURANCE COMPANY

By:	/s/ John H. Livingston
John H. Livingston, Esquire
Secretary and Counsel

JHL:sw

cc: Frederick R. Bellamy